Commitments and Contingencies - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jan. 09, 2013 USD ($) Payments	Jan. 31, 2016 USD ($) Installment	Apr. 30, 2013 a	Dec. 31, 2015 USD ($) a Agreement	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Rental expense for operating leases				$ 74,000,000	$ 65,000,000	$ 41,000,000
Initial term of contract				25 years
Term loan				$ 12,696,753,000	14,050,605,000
Senior credit facility [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding				26,000,000
Letters of credit [Member] | Senior credit facility [Member]
Loss Contingencies [Line Items]
Amount that can be issued				500,000,000
Letters of credit [Member] | MGM China Senior Credit Facility [Member] | Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Amount that can be issued				100,000,000
T-Mobile Arena [Member] | Term Loan A [Member]
Loss Contingencies [Line Items]
Term loan				120,000,000
T-Mobile Arena [Member] | Term Loan B Facility [Member]
Loss Contingencies [Line Items]
Term loan				80,000,000
MGM National Harbor Project [Member]
Loss Contingencies [Line Items]
Rental expense for operating leases				$ 19,000,000	13,000,000
Land lease agreement | a			23
Initial lease term			25 years
Number of lease extension periods | Agreement				13
Number of reasonably assured lease extensions | Agreement				7
Length of each potential extension period for operating leases				6 years
Operating lease term				67 years
MGM China [Member] | Guarantee Type, Other [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding				$ 39,000,000
MGM Resorts International [Member] | Completion guarantee [Member]
Loss Contingencies [Line Items]
Amount funded under completion guarantee				888,000,000
Cotai land concession contract [Member]
Loss Contingencies [Line Items]
Rental expense for operating leases				$ 7,000,000	$ 7,000,000	$ 7,000,000
Cotai land concession contract [Member] | MGM Grand Paradise SA [Member]
Loss Contingencies [Line Items]
Initial term of contract	25 years
Payable for land concession contract	$ 161,000,000
Number of semi-annual payments | Payments	8
Cotai land concession contract [Member] | Macau [Member] | MGM Grand Paradise SA [Member]
Loss Contingencies [Line Items]
Area of development site (in acres) | a				18
Cotai land concession contract [Member] | MGM China [Member]
Loss Contingencies [Line Items]
Contract premium, recorded within other long-term assets				$ 130,000,000
Cotai land concession contract [Member] | MGM China [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payable for land concession contract		$ 29,000,000
Cash paid for sixth semi-annual installment of contractual obligations		$ 15,000,000
Remaining number of semi-annual installment | Installment		2